RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in 2022, 2021 and 2020 is as follows:

(in thousands of $)	2022	2021	2020
Frontline	3,902	4,171	3,216
SFL	30,914	42,911	38,459
Seateam	—	—	2,552
Seatankers	8,756	27,978	31,955
CCL	395	2,028	23
Front Ocean Management AS	1,781	—	—
	45,748	77,088	76,205

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2022, 2021 and 2020 is as follows:

(in thousands of $)	2022	2021	2020
Frontline	—	52	—
SFL	96	468	957
Seatankers	486	817	954
Northern Drilling	—	38	50
SwissMarine	2,033	13,281	19,528
CCL	—	—	2,965
	2,615	14,656	24,454

Net amounts charged to related parties mainly comprise commercial management and general management fees and settlement with CCL.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2022	2021	2020
Time charter revenues	2,033	13,281	19,528
Other revenues	582	1,375	1,961
Other operating income (expenses)	(413)	(2,008)	2,965
Ship operating expenses[1]	(4,916)	(9,313)	(11,574)
Charter hire expenses[2]	(37,328)	(60,885)	(63,468)
Administrative expenses	(2,636)	(1,487)	(1,163)
Interest on credit facilities	—	(3,395)	—
	(42,678)	(62,432)	(51,751)

(1) Excluding newbuilding supervision fee of $0.5 million, which was capitalized as part of newbuildings
(2) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of December 31, 2022 and 2021 is as follows:

(in thousands of $)	2022	2021
Frontline	1,506	2,604
UFC	497	—
SwissMarine	—	281
Seatankers	352	5,751
Credit loss allowance	(21)	(21)
	2,334	8,615

A summary of short-term balances owed to related parties as of December 31, 2022 and 2021 is as follows:

(in thousands of $)	2022	2021
CCL	40	2,378
TFG Marine	9,219	6,563
Other	233	4,993
	9,492	13,934